FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21242

Nuveen Quality Preferred Income Fund 3

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: July 31

Date of reporting period: June 30, 2013

Item 1. Proxy Voting Record

Nuveen Quality Preferred Income Fund 3

Company Name	Ticker	Security ID on Ballot	Meeting Date	Meeting Type	Proponent	Proposal	Vote Instruction	Vote Against Management
BlackRock Credit Allocation Income Trust II, Inc.	PSY	09255H105	27-Jul-12	Annual	Management	Elect Director Paul L. Audet	For	No
BlackRock Credit Allocation Income Trust II, Inc.	PSY	09255H105	27-Jul-12	Annual	Management	Elect Director Michael J. Castellano	For	No
BlackRock Credit Allocation Income Trust II, Inc.	PSY	09255H105	27-Jul-12	Annual	Management	Elect Director Richard E. Cavanagh	For	No
BlackRock Credit Allocation Income Trust II, Inc.	PSY	09255H105	27-Jul-12	Annual	Management	Elect Director Frank J. Fabozzi	For	No
BlackRock Credit Allocation Income Trust II, Inc.	PSY	09255H105	27-Jul-12	Annual	Management	Elect Director Kathleen F. Feldstein	For	No
BlackRock Credit Allocation Income Trust II, Inc.	PSY	09255H105	27-Jul-12	Annual	Management	Elect Director James T. Flynn	For	No
BlackRock Credit Allocation Income Trust II, Inc.	PSY	09255H105	27-Jul-12	Annual	Management	Elect Director Henry Gabbay	For	No
BlackRock Credit Allocation Income Trust II, Inc.	PSY	09255H105	27-Jul-12	Annual	Management	Elect Director Jerrold B. Harris	For	No
BlackRock Credit Allocation Income Trust II, Inc.	PSY	09255H105	27-Jul-12	Annual	Management	Elect Director R. Glenn Hubbard	For	No
BlackRock Credit Allocation Income Trust II, Inc.	PSY	09255H105	27-Jul-12	Annual	Management	Elect Director W. Carl Kester	For	No
BlackRock Credit Allocation Income Trust II, Inc.	PSY	09255H105	27-Jul-12	Annual	Management	Elect Director Karen P. Robards	For	No
BlackRock Credit Allocation Income Trust II, Inc.	PSY	09255H105	02-Nov-12	Special	Management	Approve Agreement and Plan Of Reorganization between PSW, BTZ Blackrock Credit Allocation Income Trust IV And The Termination of PSY's Registration Under The Investment Company Act Of 1940	For	No
BlackRock Credit Allocation Income Trust II, Inc.	PSY	09255H105	02-Nov-12	Special	Management	Approve Eliminating PSY’s Investment Policy	For	No
John Hancock Preferred Income Fund III	HPS	41021P103	09-Nov-12	Annual	Management	Elect Director Charles L. Bardelis	For	No
John Hancock Preferred Income Fund III	HPS	41021P103	09-Nov-12	Annual	Management	Elect Director James R. Boyle	For	No
John Hancock Preferred Income Fund III	HPS	41021P103	09-Nov-12	Annual	Management	Elect Director Craig Bromley	For	No
John Hancock Preferred Income Fund III	HPS	41021P103	09-Nov-12	Annual	Management	Elect Director Peter S. Burgess	For	No
John Hancock Preferred Income Fund III	HPS	41021P103	09-Nov-12	Annual	Management	Elect Director William H. Cunningham	For	No
John Hancock Preferred Income Fund III	HPS	41021P103	09-Nov-12	Annual	Management	Elect Director Grace K. Fey	For	No
John Hancock Preferred Income Fund III	HPS	41021P103	09-Nov-12	Annual	Management	Elect Director Theron S. Hoffman	For	No
John Hancock Preferred Income Fund III	HPS	41021P103	09-Nov-12	Annual	Management	Elect Director Deborah C. Jackson	For	No
John Hancock Preferred Income Fund III	HPS	41021P103	09-Nov-12	Annual	Management	Elect Director Hassell H. McClellan	For	No
John Hancock Preferred Income Fund III	HPS	41021P103	09-Nov-12	Annual	Management	Elect Director James M. Oates	For	No
John Hancock Preferred Income Fund III	HPS	41021P103	09-Nov-12	Annual	Management	Elect Director Steven R. Pruchansky	For	No
John Hancock Preferred Income Fund III	HPS	41021P103	09-Nov-12	Annual	Management	Elect Director Gregory A. Russo	For	No
John Hancock Preferred Income Fund III	HPS	41021P103	09-Nov-12	Annual	Management	Elect Director Warren A. Thomson	For	No
Flaherty & Crumrine Preferred Securities Income Fund Incorporated	FFC	338478100	18-Apr-13	Annual	Management	Elect Director Donald F. Crumrine	For	No
Flaherty & Crumrine Preferred Securities Income Fund Incorporated	FFC	338478100	18-Apr-13	Annual	Management	Elect Director Robert F. Wulf	For	No
Wachovia Preferred Funding Corp.	WNA.P	92977V206	07-May-13	Annual	Management	Elect Director James E. Alward	For	No
Wachovia Preferred Funding Corp.	WNA.P	92977V206	07-May-13	Annual	Management	Elect Director Howard T. Hoover	For	No
Wachovia Preferred Funding Corp.	WNA.P	92977V206	07-May-13	Annual	Management	Elect Director Charles F. Jones	For	No
Wachovia Preferred Funding Corp.	WNA.P	92977V206	07-May-13	Annual	Management	Elect Director Michael J. Loughlin	For	No

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Quality Preferred Income Fund 3

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 19, 2013